Feb. 17, 2017
Lord Abbett Alpha Strategy Fund
Lord Abbett Alpha Strategy Fund

LORD ABBETT SECURITIES TRUST
Lord Abbett Alpha Strategy Fund

Supplement dated February 17, 2017 to the
Summary Prospectus and Statement of Additional Information dated March 1, 2016 and Prospectus dated March 1, 2016, as revised June 24, 2016

This supplement updates certain information contained in the Fund’s summary prospectus, prospectus, and statement of additional information. Please review this important information carefully.

The agreement under which Lord Abbett presently is waiving a portion of its management fee expires on February 28, 2017. After that date, this contractual management fee waiver will be discontinued and Lord Abbett will begin voluntarily waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice. Accordingly, effective March 1, 2017, the following section replaces the corresponding section of the summary prospectus and prospectus:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 152 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	F	I	P	R2	R3	R4	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	F	I	P	R2	R3	R4	R5	R6

Management Fees(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None

Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.09%

Acquired Fund Fees and Expenses	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%

Total Annual Fund Operating Expenses	1.63%	2.38%	2.38%	1.48%	1.38%	1.83%	1.98%	1.88%	1.63%	1.38%	1.25%

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	Lord Abbett presently is waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$731	$1,060	$1,411	$2,397	$731	$1,060	$1,411	$2,397

Class B Shares	$741	$1,042	$1,470	$2,530	$241	$742	$1,270	$2,530

Class C Shares	$341	$742	$1,270	$2,716	$241	$742	$1,270	$2,716

Class F Shares	$151	$468	$808	$1,768	$151	$468	$808	$1,768

Class I Shares	$140	$437	$755	$1,657	$140	$437	$755	$1,657

Class P Shares	$186	$576	$990	$2,148	$186	$576	$990	$2,148

Class R2 Shares	$201	$621	$1,068	$2,306	$201	$621	$1,068	$2,306

Class R3 Shares	$191	$591	$1,016	$2,201	$191	$591	$1,016	$2,201

Class R4 Shares	$166	$514	$887	$1,933	$166	$514	$887	$1,933

Class R5 Shares	$140	$437	$755	$1,657	$140	$437	$755	$1,657

Class R6 Shares	$127	$397	$686	$1,511	$127	$397	$686	$1,511

Please retain this document for your future reference.